Trade payables and other current liabilities	9 Months Ended
Sep. 30, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2021 and December 31, 2020 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	75,547	54,219
Down payments from clients	5,460	416
Other accounts payable	37,593	37,922
Total	118,600	92,557

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.